Pensions and Other Post-Employment Benefits - Summary of Principal Weighted Average Actuarial Assumptions Used to Determine Benefit Obligations and Expenses (Detail) - yr	Dec. 31, 2024	Dec. 31, 2023
DB Pension Plan
Disclosure Of Actuarial Assumptions [Line Items]
Discount Rate (percent)	4.65%	4.58%
Future Salary Growth Rate (percent)	3.95%	4.00%
Average Longevity (years)	88.4	88.4
OPEB Plans
Disclosure Of Actuarial Assumptions [Line Items]
Discount Rate (percent)	4.85%	4.65%
Average Longevity (years)	88.4	88.4
Health Care Cost Trend Rate (percent)	5.24%	5.24%